Related Party Transactions (Tables)	12 Months Ended
Mar. 31, 2023
Related party transactions [abstract]
Schedule of Transactions between Related Parties	The compensation for key management personnel is as follows:

	JPY (millions) For the Year Ended March 31
	2021	2022	2023
Basic compensation and bonuses	¥1,664	¥1,614	¥1,640
Share-based compensation (expensed amount)	2,483	2,547	2,403
Other	42	38	43
Total	¥4,189	4,199	4,085